Geographical Information (Details) - Schedule of property, plant and equipment $ in Thousands	Dec. 31, 2021 USD ($)
Geographical Information (Details) - Schedule of property, plant and equipment [Line Items]
Property, Plant And Equipment	$ 136,850
Canada [Member]
Geographical Information (Details) - Schedule of property, plant and equipment [Line Items]
Property, Plant And Equipment	83,402
USA [Member]
Geographical Information (Details) - Schedule of property, plant and equipment [Line Items]
Property, Plant And Equipment	51,672
Argentina [Member]
Geographical Information (Details) - Schedule of property, plant and equipment [Line Items]
Property, Plant And Equipment	665
Paraguay [Member]
Geographical Information (Details) - Schedule of property, plant and equipment [Line Items]
Property, Plant And Equipment	$ 1,111